SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) ( Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment information and revenues from principal customers:
Percent of total revenues benchmark	10.00%	10.00%
Number of customers exceeding threshold	2
Total consolidated revenues	$ 17,917	$ 12,480	$ 19,199
Philippines [Member]
Segment information and revenues from principal customers:
Total consolidated revenues	3,173
Brazil [Member]
Segment information and revenues from principal customers:
Total consolidated revenues	$ 2,182